COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008	Dec. 31, 2012 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2012 Shagrir Systems Limited [Member] ILS	Dec. 31, 2011 Shagrir Systems Limited [Member] USD ($)
Bank guarantee	$ 255						$ 1,761
Restricted cash	108	123
Royalty percentage	5.00%
Accrued royalties	2,444
Rent expenses	2,249	2,626	2,308
Amount of claim					133
Recovery rate percentage	75.00%
Annual management fee	180	180	180			1,000
Annual management fee, amount company pays						120
Agreement term				5 years